UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                      2/13/09
------------------------------------------------------------------------------
    [Signature]                   [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




                               TITLE OF           CUSIP       VALUE   SHARES     SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY
NAME OF ISSUER                 CLASS                        (x$1000)  PRN  AMT   PRN CALL DSCRETN  MANAGERS      SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACORDA THERAPEUTICS INC        COM                00484M106     2,324    113,299 SH         SOLE     N/A        113,299
ALPHATEC HOLDINGS INC          COM                02081G102     3,054  1,299,386 SH         SOLE     N/A      1,299,386
ALTUS PHARMACEUTICALS INC      COM                02216N105       419    789,632 SH         SOLE     N/A        789,632
BIOMARIN PHARMACEUTICAL INC    COM                09061G101     3,312    186,056 SH         SOLE     N/A        186,056
CYBERONICS INC                 COM                23251P102       586     35,335 SH         SOLE     N/A         35,335
CYPRESS BIOSCIENCES INC        COM PAR $.02       232674507     9,215  1,347,203 SH         SOLE     N/A      1,347,203
DECODE GENETICS INC            COM                243586104        92    499,146 SH         SOLE     N/A        499,146
DENDREON CORP                  COM                24823Q107     3,604    786,922 SH         SOLE     N/A        786,922
DENDREON CORP                  COM                24823Q107     1,352    295,300 PUT        SOLE     N/A        295,300
DEXCOM INC                     COM                252131107        60     21,651 SH         SOLE     N/A         21,651
EMISPHERE TECHNOLOGIES INC     COM                291345106     1,125  1,424,542 SH         SOLE     N/A      1,424,542
FIRST TRUST ISE REVERE NAT GAS COM                33734J102       624     52,950 SH         SOLE     N/A         52,950
FOREST LABORATORIES INC        COM                345838106     1,799     70,630 SH         SOLE     N/A         70,630
INCYTE PHARMACEUTICALS INC     COM                45337C102     4,184  1,103,892 SH         SOLE     N/A      1,103,892
INSULET CORPORATION            COM                45784P101       850    110,048 SH         SOLE     N/A        110,048
INTERMUNE PHARMACEUTICALS INC  COM                45884X103     2,218    209,682 SH         SOLE     N/A        209,682
JACOBS ENGR GROUP INC          COM                469814107     7,171    149,087 SH         SOLE     N/A        149,087
JAZZTEL P L C ADR              COM                472147107       359    186,033 SH         SOLE     N/A        186,033
MEDICINES CO                   COM                584688105       780     52,935 SH         SOLE     N/A         52,935
MEDIVATION INC                 COM                58501N101     4,574    313,900 SH         SOLE     N/A        313,900
OREXIGEN THERAPEUTICS INC      COM                686164104     1,122    201,111 SH         SOLE     N/A        201,111
PROSHARES TR                   PSHS ULTRA DOW30   74347R297     1,331     35,290 SH         SOLE     N/A         35,290
RIGEL PHARMACEUTICALS INC      COM NEW            766559603     1,398    174,787 SH         SOLE     N/A        174,787
SEQUENOM INC                   COM NEW            817337405     2,375    119,715 SH         SOLE     N/A        119,715
SYNTA PHARMACEUTICALS CORP     COM                87162T206     3,521    575,400 PUT        SOLE     N/A        575,400
UNITED THERAPEUTICS CORP DEL   COM                91307C102     2,639     42,188 SH         SOLE     N/A         42,188
XENOPORT INC                   COM                98411C100     1,671     66,620 SH         SOLE     N/A         66,620

                                              27              61,759



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         27
Form 13F Information Table Value Total:         61,759
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE